INVESTMENTS IN ASSOCIATES	12 Months Ended
Dec. 31, 2024
INVESTMENTS IN ASSOCIATES [Abstract]
INVESTMENTS IN ASSOCIATES
9.	INVESTMENTS IN ASSOCIATES

	2024			2023

	Description of securities

	Face		Book	Book
Name and issuer	value	Amount	value	value
Transporte y Servicios de Gas en Uruguay S.A. (Liquidated)	-	-	-	58,271

Gas Link S.A.	$1	502,962	1,225,330	923,259
Total			1,225,330	981,530